Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
OPERATING ACTIVITIES:
Net loss	$ (55,789)	$ (18,440)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization, including debt issuance cost amortization	97,624	51,821
Non-cash equity-based compensation expense	11,758	6,762
Loss on disposal or impairment of assets	4,566	2,163
Provision for doubtful accounts	1,347	781
Commodity derivative (gain) loss	(38,496)	17,881
Earnings of unconsolidated entities	(6,262)
Distributions from unconsolidated entities	5,180
Other	(837)	8
Changes in operating assets and liabilities, exclusive o f acquisitions:
Accounts receivable - trade	(358,497)	(28,013)
Accounts receivable - affiliates	(33,733)	19,812
Inventories	(203,965)	(226,727)
Prepaid expenses and other assets	(56,109)	(10,830)
Accounts payable - trade	463,767	60,725
Accounts payable - affiliates	8,392	11,529
Accrued expenses and other liabilities	25,719	18,162
Advance payments received from customers	73,700	45,622
Net cash used in operating activities	(61,635)	(48,744)
INVESTING ACTIVITIES:
Purchases of long-lived assets	(82,851)	(67,399)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(658,764)	(392,605)
Cash flows from commodity derivatives	4,327	(19,074)
Proceeds from sales of assets	8,741	2,224
Investments in unconsolidated entities	(26,390)
Distributions of capital from unconsolidated entities	4,649
Net cash used in investing activities	(750,288)	(476,854)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	1,979,500	1,061,500
Payments on revolving credit facilities	(1,804,000)	(893,000)
Issuance of notes	400,000
Proceeds from borrowings on other long-term debt		880
Payments on other long-term debt	(4,175)	(4,507)
Debt issuance costs	(9,198)	(2,218)
Contributions	395	2,444
Distributions to owners	(111,008)	(60,623)
Distributions to noncontrolling interest partners	(8,654)
Proceeds from sale of common units, net of offering costs	370,446	415,089
Net cash provided by financing activities	813,306	519,565
Net increase (decrease) in cash and cash equivalents	1,383	(6,033)
Cash and cash equivalents, beginning of period	10,440	11,561
Cash and cash equivalents, end of period	$ 11,823	$ 5,528